UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended June 30, 2007

Check here if Amendment [X]
This Amendment No. 1 (check only one) [ ] is a restatement
                                      [X] adds new holdings

Institutional Investment Manager Filing this Report:


Columbia Wanger Asset Management, L.P.
227 West Monroe Street
Suite 3000
Chicago, IL  60606

Form 13F File Number:  028-03639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Bruce H. Lauer
Senior Vice President
312-634-9230

Signature, Place, and Date of Signing:




/s/ Bruce H. Lauer
Chicago, IL
September 14, 2007

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT



List of Other Managers Reporting for this Manager:

None

                 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: 143,683,000

                                                        VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         ISSUE CLASS    CUSIP   (X1000)  PRN AMT   PRN CALL DSCRETN  MANAGERS      SOLE     SHARED     NONE
------------------------------ ------------ --------- -------- --------- --- ---- ------- ------------ --------- --------- ---------

POTASH CORP SASK INC           COM          73755L107   143683   1842800 SH       SOLE                   1842800         0         0

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